TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of Trade And Other Payables

	2021	2020
Current liabilities
Trade payables	36,442	9,144
Wages, Salaries, Bonus & Payroll Charges	8,247	15,875
Accrued expenses	13,785	8,815
Other payables	709	331
	59,183	34,165